Accounts Payable and Accrued Liabilities (Details) $ in Millions	Dec. 31, 2022 CAD ($)
Disclosure Of Accrued Expenses And Other Liabilities Text Block Abstract
Non-trade payables and accrued expenses	$ 26.3